Partners' Capital - Distributions to Unitholders (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		4 Months Ended		6 Months Ended
	Jan. 18, 2017	Jan. 20, 2016	Apr. 20, 2017	Apr. 26, 2016	Jun. 30, 2017	Dec. 31, 2016
Common units entitled to distribution					123,631,036	122,094,633
Preferred units entitled to distribution					12,983,333	12,983,333
Common Unitholders
Distributions per unit declared	$ 0.08	$ 0.2385	$ 0.08	$ 0.075	$ 0.08
Common units entitled to distribution	122,343,706	120,409,456	123,631,036	120,409,456
General partner and IDR distributions	$ 195	$ 582	$ 195	$ 183
Preferred Unitholders
Distributions per unit declared	$ 0.21375	$ 0.21975	$ 0.21375	$ 0.21375	$ 0.21375
Preferred units entitled to distribution	12,983,333	12,983,333	12,983,333	12,983,333